SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives for Calculation of Depreciation
Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets
The intangible assets have original estimated useful lives as follows (See Note 11):

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Trade names	Indefinite
Brand	Indefinite

Schedule of Deferred Revenue Balances by Segments
Following are the deferred revenue balances by segments as of December 31, 2016 and 2017.

	As of December 31,
	2016	2017
	RMB	RMB

Career Enhancement	34,264	21,496
K-12	60,944	77,394
Tutoring	14,276	15,506
Total	109,484	114,396